UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

13520 Evening Creek Drive N. Suite 300     San Diego, CA

92128

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 8/31/14

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT
August 31, 2014

INVESTOR INFORMATION: (855) 601-3841

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Multi-Strategy Growth & Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

Multi-Strategy Growth & Income Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through August 31, 2014*

The Fund’s performance figures for the period ending August 31, 2014, compared to its benchmarks:

			Since	Since Inception
	Six	One	Inception	Class C, Class I
Total Returns as of August 31, 2014	Months+	Year	Class A*	and Class L**
Multi-Strategy Growth & Income Fund
Class A:
Without Load	6.55%	14.12%	10.21%	—
With Load	0.41%	7.72%	7.56%	—
Class C	N/A	N/A	—	1.59%
Class I	N/A	N/A	—	1.33%
Class L:
Without Load	N/A	N/A	—	1.63%
With Load	N/A	N/A	—	(2.16)%
Barclays Aggregate Bond Index	2.74%	5.69%	2.82%	1.36%
S&P 500 Total Return Index	8.84%	24.86%	18.09%	1.79%

*	Class A commenced operations March 16, 2012.

**	Class C, Class I and Class L commenced operations on July 2, 2014.

+	Non-Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, per its prospectus dated July 1, 2014, including underlying funds, are 2.85%, 3.53%, 2.53%, and 3.28% for Class A, Class C, Class I and Class L shares, respectively. The Fund is subject to a maximum sales load imposed on purchases of 5.75% and 3.75% for Class A and Class L shares, respectively. Class C and Class I are not subject to a sales load. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

1

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares	Security	Value

	COMMON STOCK - 14.49%
	BANKS - 0.72%
10,000	Bank of Hawaii Corp. ^	$580,500
8,500	Bank of Montreal ^	654,160
		1,234,660
	CHEMICALS - 0.41%
20,000	Potash Corp. of Saskatchewan, Inc. ^	703,200

	ELECTRIC - 0.82%
12,500	Consolidated Edison, Inc. ^	723,625
20,000	PPL Corp. ^	692,600
		1,416,225
	FOOD - 0.60%
13,000	Kraft Foods Group, Inc. ^	765,700
6,000	Unilever PLC	264,360
		1,030,060
	GAS - 0.31%
10,000	AGL Resources, Inc. ^	533,100

	INVESTMENT FIRMS - 0.23%
22,620	Ares Capital Corp.	387,933

	OIL & GAS - 1.03%
30,000	Crestwood Equity Partners LP ^	382,500
33,000	CVR Refining LP ^	792,330
10,000	Diamond Offshore Drilling, Inc. ^	439,400
3,000	Summit Midstream Partners LP	165,840
		1,780,070
	OIL & GAS SERVICES - 0.20%
18,000	World Point Terminals LP	343,800

	PHARMACEUTICALS - 1.69%
14,000	Eli Lilly & Co. ^	889,840
18,000	GlaxoSmithKline PLC - ADR	883,800
8,000	Merck & Co., Inc. ^	480,880
22,500	Pfizer, Inc. ^	661,275
		2,915,795
	PIPELINES - 5.78%
40,000	Crestwood Midstream Partners LP ^	934,400
24,500	El Paso Pipeline Partners LP ^	1,018,220
27,500	Enbridge Energy Partners LP ^	998,800
16,000	Energy Transfer Partners LP ^	919,200
22,000	Holly Energy Partners LP ^	798,380
7,700	Kinder Morgan Energy Partners LP ^	742,126
50,000	Niska Gas Storage Partners LLC	720,500
10,000	Plains All American Pipeline LP ^	599,300
6,000	Spectra Energy Partners LP	341,940
17,500	TC PipeLines LP ^	1,025,850
18,000	TransMontaigne Partners LP ^	792,000
20,000	Williams Partners LP	1,060,200
		9,950,916
	SEMICONDUCTORS - 0.01%
600	Intel Corp. ^	20,952

	SOFTWARE - 0.26%
16,000	CA, Inc. ^	451,840

The accompanying notes are an integral part of these financial statements.

2

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares	Security	Value

	TELECOMMUNICATIONS - 0.90%
30,000	AT&T, Inc. ^	$1,048,800
20,000	Cisco Systems, Inc. ^	499,800
		1,548,600
	TRANSPORTATION - 1.53%
20,000	Martin Midstream Partners LP ^	785,600
25,000	Golar LNG Partners LP ^	952,000
20,500	Teekay LNG Partners LP ^	889,700
		2,627,300

	TOTAL COMMON STOCK	24,944,451
	(Cost - $23,325,425)

	EXCHANGE TRADED FUND - 0.28%
	DEBT FUND - 0.28%
9,000	ProShares UltraShort 20+ Year Treasury *	488,250
	TOTAL EXCHANGED TRADED FUND	488,250
	(Cost - $ 515,625)

	REAL ESTATE INVESTMENT TRUSTS - 42.83%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 9.23%
436,299	American Realty Capital Healthcare Trust, Inc.	4,786,200
195,254	American Realty Capital Properties, Inc.	2,569,545
7,500	Corrections Corp. Of America	267,300
5,500	Entertainment Properties Trust	313,005
16,000	Hospitality Properties Trust	470,880
285,945	New York REIT, Inc.	2,948,093
20,000	Senior Housing Properties Trust	466,600
218,219	United Development Funding	4,066,510
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	15,888,133

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 33.60%
246,486	American Realty Capital Healthcare Trust II, Inc. #	5,701,232
707,027	American Realty Capital Retail Centers of America, Inc. #	6,540,000
432,432	American Realty Capital Trust Global, Inc. #	4,126,331
188,108	American Realty Capital Trust V, Inc. #	4,654,622
228,122	Carey Watermark Investors, Inc. #	2,110,130
467,829	Cottonwood Residential, Inc. #	6,025,633
738,378	CV Mission Critical REIT, Inc. #	6,974,006
198,378	Hines Global REIT, Inc. #	2,132,440
764,346	NorthStar Real Estate Income Trust, Inc. #	8,935,204
593,514	Phillips Edison ARC Shopping Center REIT, Inc. #	6,194,845
388,931	Steadfast Income REIT, Inc. #	4,451,588
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	57,846,031

	TOTAL REAL ESTATE INVESTMENT TRUSTS	73,734,164
	(Cost - $64,763,067)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 21.31%
1,215,151	Business Development Corporation of America #	12,588,968
414,605	Cion Investment Corp. #	4,005,080
1,125,868	Corporate Capital Trust #	11,768,701
873,369	Sierra Income Corp. #	8,321,463
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	36,684,212
	(Cost - $36,141,150)

The accompanying notes are an integral part of these financial statements.

3

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares	Security		Value

	PRIVATE INVESTMENTS FUNDS - 9.27%
2	Aim Infrastucture MLP Fund II LP #		$1,222,026
7,869	Clarion Lion Properties Fund #		8,640,463
1	Ovation Alternative Income Fund #		2,500,000
392,927	TriLinc Global Impact Fund Class I #		3,600,000
	TOTAL PRIVATE INVESTMENTS FUNDS		15,962,489
	(Cost - $16,100,000)
		Interest Rate (%)
	PREFERRED STOCK - 8.54%
	BANKS - 2.10%
17,000	Cullen/Frost Bankers, Inc.	5.3750	414,970
30,000	Deutsche Bank Contingent Capital Trust V	8.0500	854,400
25,000	First Republic Bank	6.7000	654,750
31,000	JP Morgan Chase Capital XXIX	6.7000	804,140
34,500	SVB Capital II	7.0000	885,960
			3,614,220
	CLOSED-END FUNDS - 0.30%
20,000	General American Investors Co., Inc.	5.9500	516,400

	DIVERSIFIED FINANCIAL SERVICES - 1.03%
35,000	Morgan Stanley Capital Trust VI		887,600
17,784	SLM Corp.	6.6000	881,019
		6.9700	1,768,619
	ELECTRIC - 0.64%
7,335	Duquesne Light Co.	6.5000	371,151
30,000	SCE Trust I *	5.6250	731,100
			1,102,251
	INSURANCE - 0.46%
29,500	Partnerre, Ltd.	7.2500	792,075

	REITS - 4.01%
98,073	American Realty Capital Properties, Inc.	6.7000	2,318,441
30,231	Digital Realty Trust, Inc.	7.0000	773,310
33,000	Equity Commonwealth	7.2500	838,200
28,500	Health Care REIT, Inc.	6.5000	737,295
25,851	Public Storage	6.8750	682,984
31,000	Realty Income Corp.	6.7500	819,640
29,000	Vornado Realty Trust	6.6250	736,890
			6,906,760

	TOTAL PREFERRED STOCK		14,700,325
	(Cost - $14,434,728)

	SHORT-TERM INVESTMENTS - 3.33%
	MONEY MARKET FUND - 3.33%
5,733,362	AIM STIT-Government & Agency Portfolio, 0.00% +		5,733,362
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $5,733,362)

	TOTAL INVESTMENTS - 100.05%
	(Cost - $161,013,357) (a)		$172,247,253
	CALL OPTIONS WRITTEN - (0.55) %		(952,385)
	OTHER ASSETS LESS LIABILITIES - 0.50%		868,406
	NET ASSETS - 100.00%		$172,163,274

*	Non-income producing.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $110,492,733 or 64.16% of net assets.

The accompanying notes are an integral part of these financial statements.

4

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Value

+	Money market fund; interest rate reflects the seven-day effective yield on August 31, 2014.

^	Each stock position is subject to written call options.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including call options written is $106,695,409 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$12,200,216
Unrealized depreciation:	(648,372)
Net unrealized appreciation:	$11,551,844

Contracts (1)	Security
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.55) %
100	AGL Resources, Inc.	3,500
	Expiration October 2014, Exercise Price $55.00
300	AT&T, Inc.	15,000
	Expiration October 2014, Exercise Price $35.00
100	Bank of Hawaii Corp.	3,500
	Expiration October 2014, Exercise Price $60.00
85	Bank of Montreal	24,225
	Expiration March 2015, Exercise Price $75.00
150	CA, Inc.	375
	Expiration January 2015, Exercise Price $35.00
200	Cisco Systems, Inc.	57,000
	Expiration October 2014, Exercise Price $22.00
125	Consolidated Edison, Inc.	19,125
	Expiration November 2014, Exercise Price $57.50
275	Crestwood Equity Partners LP	5,500
	Expiration October 2014, Exercise Price $15.00
400	Crestwood Midstream Partners LP	58,000
	Expiration October 2014, Exercise Price $22.50
330	CVR Refining LP	8,250
	Expiration December 2014, Exercise Price $27.50
100	Diamond Offshore Drilling, Inc.	450
	Expiration Septemberer 2014, Exercise Price $50.25
245	El Paso Pipeline Partners LP	78,400
	Expiration December 2014, Exercise Price $37.50
140	Eli Lilly & Co.	63,000
	Expiration January 2015, Exercise Price $60.00
150	Enbridge Energy Partners LP	12,750
	Expiration January 2015, Exercise Price $37.50
160	Energy Transfer Equity LP	29,600
	Expiration January 2015, Exercise Price $57.50
250	Golar LNG Partners LP	87,500
	Expiration November 2014, Exercise Price $35.00
220	Holly Energy Partners LP	39,600
	Expiration November 2014, Exercise Price $35.00
6	Intel Corp.	4,620
	Expiration October 2014, Exercise Price $27.00
77	Kinder Morgan Energy Partners LP	117,040
	Expiration December 2014, Exercise Price $80.00
125	Kraft Foods Group, Inc.	20,000
	Expiration September 2014, Exercise Price $57.50
200	Martin Midstream Partners LP	19,000
	Expiration January 2015, Exercise Price $40.00

The accompanying notes are an integral part of these financial statements.

5

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Contracts (1)	Security	Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (0.55) %
80	Merck & Co., Inc.	$60,400
	Expiration January 2015, Exercise Price $52.50
500	Niska Gas Storage Partners LLC.	5,000
	Expiration October 2014, Exercise Price $15.00
225	Pfizer, Inc.	21,600
	Expiration March 2015, Exercise Price $30.00
100	Plains All Amerrican Pipeline LP	19,500
	Expiration February 2015, Exercise Price $60.00
200	Potash Corp. of Saskatchewan, Inc.	1,600
	Expiration September 2014, Exercise Price $37.00
200	PPL Corp.	14,000
	Expiration January 2015, Exercise Price $35.00
175	TC Pipelines LP	148,750
	Expiration November 2014, Exercise Price $50.00
200	Teekay LNG Partners LP	12,400
	Expiration November 2014, Exercise Price $45.00
180	Transmontaigne Partners LP	2,700
	Expiration September 2014, Exercise Price $45.00
	TOTAL CALL OPTIONS WRITTEN	952,385
	(Proceeds - $628,348)

(1)	Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Portfolio Composition as of August 31, 2014 (Unaudited)

Percent of Net Assets
REITS	46.84%
Business Development Companies	21.31%
Private Investments	9.27%
Energy	7.01%
Financial	4.36%
Consumer, Non-Cyclical	2.75%
Utilities	1.77%
Industrial	1.53%
Communications	0.90%
Basic Materials	0.41%
Debt Funds	0.28%
Technology	0.27%
Short-term Investments	3.33%
Call Options Written	(0.55)%
Other Assets Less Liabilities	0.50%
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

6

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2014

Assets:
Investments in Securities, at Value (identified cost $161,013,357)	$172,247,253
Dividends and Interest Receivable	662,395
Receivable for Fund Shares Sold	251,143
Prepaid Expenses and Other Assets	152,804
Total Assets	173,313,595

Liabilities:
Call Options Written, at Value (premiums $628,348)	952,385
Shareholder Servicing Fees Payable	66,605
Distribution Fee Payable	2,049
Payable to Other Affiliates	16,515
Accrued Advisory Fees	99,058
Other Accrued Expenses	13,709
Total Liabilities	1,150,321

Net Assets	$172,163,274

Composition of Net Assets:
At August 31, 2014, Net Assets consisted of:
Paid-in-Capital	$159,331,135
Undistributed Net Investment Income	556,180
Accumulated Net Realized Gain on:
Investments and Options Written	1,366,100
Net Unrealized Appreciation/Depreciation on:
Investments	11,233,896
Options Written	(324,037)
Net Assets	$172,163,274

The accompanying notes are an integral part of these financial statements.

7

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
August 31, 2014

Class A Shares:
Net Assets	$166,977,193
Shares Outstanding (no par value; unlimited number of shares authorized)	9,726,866

Net Asset Value and Redemption Price Per Share	$17.17
Offering Price Per Share (17.17/0.9425)	$18.22

Class C Shares:
Net Assets	$2,732,103
Shares Outstanding (no par value; unlimited number of shares authorized)	159,245

Net Asset Value, Offering Price and Redemption Price Per Share *	$17.16

Class I Shares:
Net Assets	$1,043,527
Shares Outstanding (no par value; unlimited number of shares authorized)	60,784

Net Asset Value, Offering Price and Redemption Price Per Share *	$17.17

Class L Shares:
Net Assets	$1,410,451
Shares Outstanding (no par value; unlimited number of shares authorized)	82,192

Net Asset Value and Redemption Price Per Share *	$17.16
Offering Price Per Share (17.16/0.9625)	$17.83

*	The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees.

The accompanying notes are an integral part of these financial statements.

8

Multi-Strategy Growth & Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2014

Investment Income:
Dividend Income (less $4,050 foreign taxes withheld)	$4,929,622
Interest Income	162
Total Investment Income	4,929,784

Expenses:
Investment Advisory Fees	561,136
Shareholder Servicing Fees:
Class A	186,242
Class C	446
Class L	182
Accrued Distribution Fees:
Class C	1,685
Class L	364
Administration Fees	75,311
Transfer Agent Fees	53,572
Registration & Filing Fees	33,942
Legal Fees	31,452
Printing Expense	27,424
Fund Accounting Fees	23,437
Pricing Expense	22,500
Trustees’ Fees and Expenses	19,945
Professional Fees	16,704
Insurance Expense	14,959
Non 12b-1 Shareholder Servicing Fees	14,959
Custody Fees	11,222
Audit Fees	9,972
Miscellaneous Expenses	997
Total Expenses	1,106,451
Plus: Expense Reimbursement Recaptured	96,977
Net Expenses	1,203,428

Net Investment Income	3,726,356

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	1,306,531
Options Contracts Written	63,224
Total Net Realized Gain	1,369,755

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,681,556
Options Contracts Written	(289,326)
Total Net Change in Unrealized Appreciation	4,392,230

Net Realized and Unrealized Gain on Investments	5,761,985

Net Increase in Net Assets Resulting From Operations	$9,488,341

The accompanying notes are an integral part of these financial statements.

9

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2014	February 28, 2014
	(Unaudited)
Operations:
Net Investment Income	$3,726,356	$2,102,591
Net Realized Gain on Investments and Options Written	1,369,755	2,523,051
Net Change in Unrealized Appreciation on Investments and Options Written	4,392,230	4,908,369
Net Increase in Net Assets Resulting From Operations	9,488,341	9,534,011

Distributions to Shareholders From:
Net Investment Income
Class A	(2,141,702)	(1,556,059)
Class C	(7,918)	—
Class I	(2,673)	—
Class L	(4,686)	—
	(2,156,979)	(1,556,059)

Realized Gains	—	(2,843,571)
Return of Capital	(1,561,951)	(445,418)
Total Distributions to Shareholders	(3,718,930)	(4,845,048)

From Shares of Beneficial Interest:
Class A Shares:
Proceeds from Shares Issued (1,939,019 and 4,773,153 shares, respectively)	32,676,549	76,533,102
Distributions Reinvested (171,358 and 270,931 shares, respectively)	2,894,216	4,329,195
Cost of Shares Redeemed (238,347 and 169,673 shares, respectively)	(4,030,734)	(2,742,002)
Total From Capital Transactions: Class A	31,540,031	78,120,295

Class C Shares:
Proceeds from Shares Issued (158,676 and 0 shares, respectively)	2,710,102	—
Distributions Reinvested (569 and 0 shares, respectively)	9,729	—
Total From Capital Transactions: Class C	2,719,831	—

Class I Shares:
Proceeds from Shares Issued (60,515 and 0 shares, respectively)	1,024,667	—
Distributions Reinvested (269 and 0 shares, respectively)	4,609	—
Total From Capital Transactions: Class I	1,029,276	—

Class L Shares:
Proceeds from Shares Issued (81,807 and 0 shares, respectively)	1,400,999	—
Distributions Reinvested (385 and 0 shares, respectively)	6,589	—
Total From Capital Transactions: Class L	1,407,588	—

Total Increase in Net assets from Beneficial Interest:	36,696,726	78,120,295

Total Increase in Net Assets	42,466,137	82,809,258

Net Assets:
Beginning of Period	129,697,137	46,887,879
End of Period	$172,163,274	$129,697,137

Undistributed Net Investment Income at End of Period	$556,180	$548,754

The accompanying notes are an integral part of these financial statements.

10

Multi-Strategy Growth & Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended August 31, 2014

Cash flows from operating activities:
Net increase in net assets resulting from operations	$9,488,341
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments and options written	(61,171,452)
Proceeds from sales	25,650,276
Purchases of short term investments, net	(1,341,863)
Net realized gain from investments and options written	(1,369,755)
Net change in unrealized appreciation from investments and options written	(4,392,230)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends and Interest Receivable	(138,771)
Prepaid Expenses and Other Assets	(91,852)
Increase/(Decrease) in liabilities:
Payable to Other Affiliates	2,256
Accrued Advisory Fee	22,691
Accrued Shareholder Servicing Fee	43,740
Accrued Distribution Fee	2,049
Accrued Expenses and Other Liabilities	(30,474)
Net cash used in operating activities	(33,327,044)

Cash flows from financing activities:
Proceeds from shares sold	37,812,317
Payment on shares redeemed	(4,030,734)
Cash distributions paid	(813,697)
Net cash provided by financing activities	32,967,886

Net increase in cash	(359,158)
Cash at beginning of period	359,158
Cash at end of period	—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$3,718,930

The accompanying notes are an integral part of these financial statements.

11

Multi-Strategy Growth & Income Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the Period		For the Year		For the Period
	Ended		Ended		Ended
	August 31, 2014		February 28, 2014		February 28, 2013 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.51		$15.73		$15.00
Increase From Operations:
Net investment income (a)	0.42		0.39		0.32
Net gain on investments (both realized and unrealized)	0.65		1.29		0.77
Total from operations	1.07		1.68		1.09

Less Distributions:
From net investment income	(0.24)		(0.29)		(0.36)
From net realized gains on investments	—		(0.55)		—
From return of capital	(0.17)		(0.06)		—
Total Distributions	(0.41)		(0.90)		(0.36)

Net Asset Value, End of Period	$17.17		$16.51		$15.73

Total Return (b)	6.55%		11.01%		7.34%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$166,977		$129,697		$46,888
Ratio to average net assets:
Expenses, Gross	1.47	% (c,f)	1.60%		2.61	% (c)
Expenses, Net of Reimbursement/Recapture	1.60	% (c,e,f)	1.75	% (e)	1.75	% (c)
Net investment income, Net of Reimbursement/Recapture	4.97	% (c,g)	2.46%		2.19	% (c)
Portfolio turnover rate	17	% (d)	14%		108	% (d)

*	Class A commenced operations on March 16, 2012.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total return would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Such ratio includes the Advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Does not include the expenses of the investment companies in which the Fund invests.

(g)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

12

Multi-Strategy Growth & Income Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Period
	Ended
	August 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$17.02
Increase From Operations:
Net investment income (a)	0.12
Net gain on investments (both realized and unrealized)	0.15
Total from operations	0.27

Less Distributions:
From net investment income	(0.08)
From return of capital	(0.05)
Total Distributions	(0.13)

Net Asset Value, End of Period	$17.16

Total Return (b)	1.59%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,732
Ratio to average net assets:
Expenses, Gross	2.39	% (c,e)
Expenses, Net of Reimbursement/Recapture	2.39	% (c,e)
Net investment income, Net of Reimbursement/Recapture	4.57	% (c,f)
Portfolio turnover rate	17	% (d)

*	Class C commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total return would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

13

Multi-Strategy Growth & Income Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Period
	Ended
	August 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$17.02
Increase From Operations:
Net investment income (a)	0.16
Net gain on investments
(both realized and unrealized)	0.07
Total from operations	0.23

Less Distributions:
From net investment income	(0.05)
From return of capital	(0.03)
Total Distributions	(0.08)

Net Asset Value, End of Period	$17.17

Total Return (b)	1.33%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,044
Ratio to average net assets:
Expenses, Gross	1.33	% (c,e)
Expenses, Net of Reimbursement/Recapture	1.33	% (c,e)
Net investment income, Net of Reimbursement/Recapture	5.70	% (c,f)
Portfolio turnover rate	17	% (d)

*	Class I commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total return would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

14

Multi-Strategy Growth & Income Fund - Class L
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Period
	Ended
	August 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$17.02
Increase From Operations:
Net investment income (a)	0.13
Net gain on investments
(both realized and unrealized)	0.15
Total from operations	0.28

Less Distributions:
From net investment income	(0.08)
From return of capital	(0.06)
Total Distributions	(0.14)

Net Asset Value, End of Period	$17.16

Total Return (b)	1.63%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,410
Ratio to average net assets:
Expenses, Gross	2.26	% (c,e)
Expenses, Net of Reimbursement/Recapture	2.25	% (c,e)
Net investment income, Net of Reimbursement/Recapture	4.86	% (c,f)
Portfolio turnover rate	17	% (d)

*	Class L commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total return would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

15

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2014

1.	ORGANIZATION

Multi-Strategy Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 3, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class L shares commenced operations on July 2, 2014. Class A and Class L shares are offered at net asset value plus a maximum sales charge of 5.75% and 3.75%, respectively. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a

16

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-traded Business Development Companies provide weekly and monthly fair value pricing which is used as an indicator of the valuation for the Fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

17

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$24,944,451	$—	$—	$24,944,451
Exchange Traded	$488,250			$488,250
Real Estate Investment Trusts	15,888,133	39,579,166	18,266,865	73,734,164
Business Development Companies	—	32,679,132	4,005,080	36,684,212
Private Investment Company	—	—	15,962,489	15,962,489
Preferred Stock	14,700,325		—	14,700,325
Short-Term Investments	5,733,362	—	—	5,733,362
Total Investments:	$61,754,521	$72,258,298	$38,234,434	$172,247,253
Liabilities
Call Options Written	$952,385		$—	$952,385

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers between Level 1 and Level 2 during the six months ended August 31, 2014. Transfers reflected in the table below represent transfers from Level 3 to Level 2 due to non-traded REITs that closed their offering period during the six months ended August 31, 2014 and are thereafter being valued based upon changes in the value of an appropriate market index.

It is the Fund’s policy to record transfers into or out of any level at the beginning of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Business Development Companies	Private Investments	Totals
Beginning Balance	$21,455,874	$—	$487,660	$21,943,534
Total realized gain (loss)	—	—	—	—
Appreciation (Depreciation)	440,991	5,080	424,829	870,900
Cost of Purchases	4,300,000	4,000,000	15,050,000	23,350,000
Proceeds from Sales and returns of capital	—	—	—	—
Accrued Interest	—	—	—	—
Net transfers in/out of Level 3	(7,930,000)	—	—	(7,930,000)
Ending Balance	$18,266,865	$4,005,080	$15,962,489	$38,234,434

18

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2014, were as follows:

Liabilities	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
	Gross Amounts of	Financial
	Recognized	Instruments	Cash Collateral	Net Amount of
Description	Liabilities (1)	Pledged (2)	Pledged	Assets
Options Written	$952,385	$952,385	$—	$—
Total	$952,385	$952,385	$—	$—

(1)	Written options at value as presented in the Portfolio of Investments and presented as call options written in the Statement of Asset and Liabilities.

19

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

(2) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

As of August 31, 2014, the change in unrealized depreciation and realized gain on option contracts subject to equity price risk amounted to $289,326 and $63,224, respectively. Such figures can be found on the Statement of Operations. The table presented under Note 4 provides an indication of the volume of derivative activity during the six months ended August 31, 2014.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open tax years (2012-2013), or expected to be taken in the Fund’s current fiscal year end return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended August 31, 2014, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, with respect to the Fund, (the “Advisory Agreement”), investment advisory services are provided to the Fund by RJL Capital Management, LLC (the “Advisor”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended August 31, 2014, the Advisor earned advisory fees of $561,136.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make reimbursement payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired underlying fund fees and expenses, or extraordinary expenses such as litigation) at least until June 30, 2015, so that the total annual operating expenses of the Fund do not exceed 1.75%, 2.50%, 1.60% and 2.25% for Class A, Class C, Class I and Class L, respectively, of the Fund’s average daily net assets. During the six months ended August 31, 2014, the Advisor waived fees and reimbursed expenses of $5.

Waivers and expense reimbursement payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed. For the six months ended August 31, 2014, the Advisor recouped $96,977 from the Fund for prior

20

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

period fee waivers/expense reimbursements. As of August 31, 2014, there is $5 subject to recapture, all of which will expire in February 2018.

Sub-advisory services are provided to the Fund pursuant to an agreement between the Advisor and First Allied Asset Management, Inc. (the “Sub-Advisor”). Under the terms of the sub-advisory agreement, the Advisor compensates the Sub-Advisor based on a portion of the Fund’s average daily net assets which the Sub-Advisor has been allocated to manage.

Pursuant to separate servicing agreements with Gemini Fund Services LLC, (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan and Distribution Plans under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund pays up to 0.25% per year of the average daily net assets of each of Class A, Class C and Class L shares for such services. For the six months ended August 31, 2014, the Fund incurred shareholder servicing fees of $186,242, $446, and $182 for Class A, Class C and Class L shares, respectively. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class L shares, respectively. For the six months ended August 31, 2014, the Fund incurred distributions fees of $1,685 and $364 for Class C and Class L shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the year six months August 31, 2014, the Distributor received $1,262,178 and $60,020 in underwriting commissions for sales of Class A and Class L shares, respectively, of which $137,845 and $12,074 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Fund also pays each Trustee who is a member of the audit committee a quarterly fee of $1,250.

Other Affiliates – During the six months ended August 31, 2014, Lucia Securities, LLC, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund for which it received trade commissions of $209,500. Additionally, during the six months ended August 31, 2014, First Allied Securities, Inc., a registered broker/dealer and an affiliate of the Sub-Advisor, executed trades on behalf of the Fund for which it received $7,854 in trade commissions.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2014, amounted to $60,807,902 and 25,074,792, respectively.

21

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

Transactions in option contracts written during the six months ended August 31, 2014, were as follows:

	Contracts	Premiums
Outstanding at Beginning of Period	2,319	$335,349
Options Written	5,340	575,484
Options Exercised	(1,501)	(219,261)
Options Expired	(560)	(63,224)
Outstanding at End of Period	5,598	$628,348

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Year Ended	Period Ended
	February 28, 2014	February 28, 2013
Ordinary Income	$3,054,165	$738,402
Long-Term Capital Gain	1,345,465	—
Return of Capital	445,418
	$4,845,048	$738,402

The difference between the book basis and tax basis character of distributions as of February 28, 2014 is primarily attributable to the income tax treatment of short term capital gain distributions.

As of February 28, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
Income	Gains	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$7,062,728	$7,062,728

The difference between book basis and tax basis unrealized appreciation of investments and undistributed net investment income is primarily attributable to the adjustment for publicly traded partnerships and the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to reclass of distributions and adjustment related to partnerships, resulted in reclassification for the period ended February 28, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$—	$(48,267)	$48,267

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

22

Multi-Strategy Growth & Income Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
August 31, 2014

As a shareholder of the Fund you incur two types of costs: transaction costs (sales loads) and ongoing costs, which include management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment companies. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the six month period beginning March 1, 2014 and ending August 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period
	(3/1/14)	(8/31/14)	(3/1/14 to 8/31/14)
Actual
Class A*	$1,000.00	$1,065.50	$ 8.35
Class C **	$1,000.00	$1,015.90	$ 4.03
Class I **	$1,000.00	$1,013.30	$ 2.23
Class L **	$1,000.00	$1,016.30	$ 3.79
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,017.12	$ 8.15
Class C	$1,000.00	$1,013.14	$12.14
Class I	$1,000.00	$1,018.51	$ 6.76
Class L	$1,000.00	$1,013.86	$11.42

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.60% for Class A, multiplied by the number of days in the period from March 1, 2014 through August 31, 2014 (184) divided by the number of days in the fiscal year (365).

**	Expenses Paid During Period are equal to the annualized expense ratio of 2.39%, 1.33%, and 2.25% for Class C, Class I, and Class L respectively, multiplied by the number of days in the period from July 2, 2014 through August 31, 2014 (61) divided by the number of days in the fiscal year (365).

23

Approval of the Continuance of Investment Advisory Agreement (Unaudited)

At a meeting held on February 4, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Multi-Strategy Growth & Income Fund (the “Fund” or the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, approved the renewal of the Advisory Agreement (the “Advisory Agreement”) between RJL Capital Management, LLC (the “Adviser”) and the Trust with respect to the Fund. The Trustees reviewed in detail the information provided by the Adviser related to the proposed renewal of the Advisory Agreement. In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund. It was noted that the Adviser has extensive experience, and spends a significant amount of time and care in its research process. The Trustees noted the Adviser dedicates time to learning as much as possible regarding the underlying investments in order to build the portfolio. In addition to research and due diligence, the Trustees agreed that the Adviser has a very good team in place servicing the Fund. The Board discussed that the firm has extensive experience in non-traded REITs, and the Adviser has a good reputation in terms of experience and size. The Board discussed the Adviser’s personnel, and the high level of service provided to the Fund. The Board discussed the nature of the Adviser’s operations and the quality of the Adviser’s compliance infrastructure. The Board noted the Adviser had reported no litigation or administrative actions during the last 12 months. Overall, it was the consensus of the Board that they were satisfied with the nature, extent and quality of the services provided to the Fund under the Advisory Agreement.

Fees and Expenses. The Trustees reviewed information regarding fees charged by advisers to a peer group of funds composed of 5 other closed-end interval funds. The Trustees noted that the Adviser charges an advisory fee of 0.75%, which compared favorably to the peer group average of 1.20%. With respect to the average net expense ratio, they noted that the Fund’s average net expense ratio of 1.75% is lower than the peer group at 1.81%. A representative of the Adviser stated that its management fees are the lowest among the peer group and the net expense ratio is below the mean. The Trustees noted the Adviser did not receive any other payments from the Fund other than advisory fees, although an affiliate receives fees in connection with portfolio trades. The Trustees concluded that the advisory fee is reasonable.

Performance. The Board, including the Independent Trustees, considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record, noting the Fund outperformed the Barclay’s Aggregate Bond Index with returns of 9.20% versus -2.02% for the last year, and 7.97% versus 1.19% since the inception of the Fund. The Board discussed the Fund’s underperformance relative to the S&P 500 Index, and concurred with the Adviser that this was to be expected in a strong bull equity market. A representative of the Adviser indicated the Adviser does not expect to make any significant changes to the current strategy at this time as the portfolio strategy is meeting expectations. The Trustees concluded that the Fund’s performance was in line with the strategy and expectations.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Fund. The Trustees noted the Adviser’s willingness to discuss breakpoints when the Fund reaches an asset level of $1 billion. It was the consensus of the Trustees that they were satisfied with the Fund’s growth over the past year, that continued growth will bring some economies to the operations of the Fund to the benefit of shareholders, and agreed to monitor Fund growth and the appropriateness of breakpoints.

Profitability. The Board considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees reviewed the profitability analysis provided by the Adviser and noted its reported profitability over the last fiscal year. The Board also considered the expected impact of the Expense Limitation Agreement on the

24

Adviser’s profitability. The Board concluded that the Adviser’s estimated level of profitability from its relationship with the Fund was not excessive.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the Fund.

25

Approval of Sub-Advisory Agreement (Unaudited)

In connection with the meeting held on July 31, 2013, the Board of Trustees (the “Board” or the “Trustees”) of Multi-Strategy Growth & Income Fund (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as revised, (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between RJL Capital Management, LLC (the “Adviser”) and First Allied Asset Management, Inc. (“First Allied”), with respect to The Multi-Strategy Growth & Income Fund (the “Fund”), (the “Sub-Advisory Agreement”).

Nature, Extent and Quality of Services. A representative of the Adviser discussed the proposed change of control at First Allied, and explained that it is not expected to impact or interfere with the management or the business of First Allied with respect to the Trust. The Trustees noted that the change of control is expected to increase the resources available to First Allied, thereby potentially benefiting the shareholders. The Trustees discussed with the Trust’s Chief Compliance Officer his experience with First Allied in regards to compliance matters. The Trustees discussed possible conflicts of interest that could arise as a result of First Allied’s new ownership structure, and concluded that the conflicts could be managed. After discussion, the Board determined it was satisfied with First Allied and the discussion that was provided by management.

Fees and Expenses. The Trustees considered the 0.50% fee charged by First Allied for sub-advisory services to the Fund. They noted that First Allied provides a custom strategy which is not shared by a separately managed account or other accounts. The Trustees agreed that the fee is competitive, noting that if shareholders were to pursue this strategy through a standalone mutual fund or a hedge fund, it would not be possible to access it for a comparably low fee. After discussion, the Trustees concluded that the Fund allows access to the services of First Allied by smaller investors at a competitive rate. The Trustees concluded that the sub-advisory fee was reasonable.

Performance. The Board reviewed the performance of First Allied, noting that First Allied returned 15.95% for the 1 year period, outperforming its benchmark return of 7.10% and adding positively to the Fund’s overall returns during the same period of 10.94%. After discussion, the Trustees agreed that First Allied’s performance was acceptable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily a Fund-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Board that based on the anticipated size of the Fund, while breakpoint levels had not been negotiated at this time, economies of scale would be revisited after the size of the Fund materially increases.

Profitability. The Board considered the anticipated profits to be realized by First Allied in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that, based on estimated profits for the previous year, First Allied experienced a net loss in connection with its service to the Fund. The Board concluded it was satisfied that First Allied’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from First Allied as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the nature, extent, and quality of services provided by First Allied were acceptable, that the sub-advisory fee is reasonable, and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

26

PRIVACY NOTICE

Rev: April 2013

FACTS	WHAT DOES MULTI-STRATEGY GROWTH & INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Multi-Strategy Growth & Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Multi- Strategy Growth & Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-601-3841

Who we are
Who is providing this notice?	Multi-Strategy Growth & Income Fund
What we do
How does Multi-Strategy Growth & Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Multi-Strategy Growth & Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Multi-Strategy Growth & Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    Multi-Strategy Growth & Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Multi-Strategy Growth & Income Fund doesn’t jointly market.

Investment Advisor

RJL Capital Management, LLC

13520 Evening Creek Drive N., Suite 300

San Diego, CA 92128

Investment Sub-Advisor

First Allied Asset Management, Inc.

655 W. Broadway, 12th Floor

San Diego, CA 92101

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-601-3841 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-601-3841.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

       Raymond J. Lucia, Jr., President

Date

10/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

       Raymond J. Lucia, Jr., President

Date

10/28/14

By (Signature and Title)

/s/Stephanie Pimentel Holly

       Stephanie Pimentel Holly, Treasurer

Date

10/28/14